Cover	Jul. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43389
Entity Registrant Name	Mercator Acquisition Corp.
Entity Central Index Key	0002106436
Entity Tax Identification Number	98-1905384
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	85 Washington St
Entity Address, Address Line Two	1F
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	930-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one Redeemable Warrant
Trading Symbol	MRCOU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	MRCO
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class ordinary share at a price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class ordinary share at a price of $11.50 per share
Trading Symbol	MRCOW
Security Exchange Name	NASDAQ